Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per share of common stock

	Three Months Ended		Three Months Ended
	March 31, 2024		March 31, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$238,107	$2,135,850	$(241,548)	$(542,505)
Denominator:
Basic and diluted weighted average shares outstanding	2,090,269	18,750,000	8,348,384	18,750,000
Basic and diluted net income (loss) per share	$0.11	$0.11	$(0.03)	$(0.03)

	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(1,271,419)	$(4,723,082)	$18,727,526	$5,467,224
Denominator:
Basic and diluted weighted average shares outstanding	5,047,364	18,750,000	64,226,579	18,750,000
Basic and diluted net (loss) income per share	$(0.25)	$(0.25)	$0.29	$0.29

Summary of Company's net deferred tax asset (liability)

	December 31,	December 31,
Deferred tax asset (liability)	2023	2022
Startup and organizational costs	$394,830	$234,069
Accrued expenses	268,502	140,810
Total deferred tax asset (liability)	663,332	374,879
Valuation allowance	(663,332)	(374,879)
Deferred tax asset (liability), net of allowance	$—	$—

Schedule of components of Company's income tax provision

	For the Years Ended
	December 31,	December 31,
	2023	2022
Federal
Current expense	$65,469	$995,966
Deferred benefit (expense)	247,488	220,738

State and Local
Current	—	217,252
Deferred	40,965	55,054
Change in valuation allowance	(288,453)	(275,792)
Income tax provision	$65,469	$1,213,218

Schedule of reconciliation of the statutory federal income tax rate to the Company's effective tax rate

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the years ended December 31, 2023 and 2022:

	2023	2022
Statutory federal income tax rate (benefit)	21.0%	21.0%
Change in fair value of derivative warrant liabilities and equity forward	(17.6)%	(17.7)%
Change in valuation allowance	(4.1)%	0.7%
Income tax expense	(0.7)%	4.0%